Equity (Narrative - Preferred Stock) (Detail) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series F-2 Preferred Stock [Member]	Dec. 31, 2012 Series F-2 Preferred Stock [Member]	Dec. 31, 2011 Series F-2 Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Mar. 25, 2011 Series A Preferred Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized					228,750,000	228,750,000		160,870,560	160,870,560		2,576,601	2,576,601
Aggregate Liquidation Preference, Authorized Shares					$ 11,400,000,000
Conversion of Stock, Shares Converted							110,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	216,667		0	0			531,850
Stock Issued During Period, Value, New Issues	1,270,000,000
Preferred Stock, Shares Issued and Outstanding					0	118,750,000		40,870,560	40,870,560		2,576,601	2,576,601
Stock Repurchased During Period, Value	(5,925,000,000)	[1]
Liquidation preference (per share)					$ 50	$ 50		$ 25	$ 25	$ 1,000	$ 1,000	$ 1,000
Preferred stock dividend rate at August 15, 2016								6.243%
Preferred Stock, Dividend Rate, Percentage					9.00%	9.00%		8.50%	8.50%		7.00%	7.00%
Percentage of Amended Series A Perferred Stock sold by subsidary of GM			100.00%
Series A preferred stock amendment													$ (32,000,000)

[1]	Refer to Note 17 to the Consolidated Financial Statements for further detail.